INVESTMENTS, DEBT AND DERIVATIVES - Debt and derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	$ 5,156	$ 8,180
Non-current	3,464	5,336
Current	1,692	2,844
At fair value
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	1	0
At fair value | Derivatives not designated as hedges
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	1	0
At amortized cost
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	5,155	8,180
At amortized cost | Bank loans and bonds
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	3,785	6,764
At amortized cost | Borrowings total
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	3,708	6,670
At amortized cost | Borrowing, of which principal amount outstanding
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	3,560	6,670
At amortized cost | Borrowing, of which other borrowings
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	148	0
At amortized cost | Interest accrued
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	83	102
At amortized cost | Discounts, unamortized fees, hedge basis adjustment
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	(6)	(8)
At amortized cost | Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	977	806
At amortized cost | Other financial liabilities
Disclosure of fair value measurement of liabilities [line items]
Total debt and derivatives	$ 393	$ 610